Goldman Sachs Small Cap Equity ETF Investment Strategy - Goldman Sachs Small Cap Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity securities issued by small-cap companies. Small-cap companies are companies with relatively small market capitalizations. As of December 1, 2025, small-cap companies generally have public stock market capitalizations between $10 million and $31 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small-cap company capitalization range at the time of investment. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) to be positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in companies that only recently began to trade publicly. The Fund’s fundamental equity investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may integrate environmental, social and governance (“ESG”) factors with traditional fundamental factors as part of its fundamental research process. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small-cap company. Equity investments may include common stock, preferred stock, warrants and other rights to acquire stock, American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), and global depositary receipts (“GDRs”), real estate investment trusts (“REITs”), underlying funds (including exchange-traded funds (“ETFs”)), and futures, forwards, options and other instruments with similar economic exposures. The Fund may invest in underlying ETFs, exchange-traded products (“ETPs”) and/or money market funds, including those that currently exist or that may become available for investment in the future for which the Investment Adviser or an affiliate now or in the future acts as investment adviser or principal underwriter. The Fund may invest up to 20% of its Net Assets in fixed income securities, such as government, corporate and bank debt obligations. The Investment Adviser measures the Fund’s performance against the Russell 2000® Index. THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED FUNDS. The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.